Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 29, 2011
Valuation And Qualifying Accounts [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

ALLOWANCE FOR DOUBTFUL ACCOUNTS:
Balance at beginning of period.......................................................................................	$ 3.7	$ 3.6	$ 2.6
Provision for bad debt.......................................................................................................	2.1	2.3	2.4
Write-offs, net.......................................................................................................................	(1.5)	(2.2)	(1.4)

Balance at end of period...................................................................................................	$ 4.3	$ 3.7	$ 3.6